SHARE CAPITAL AND OTHER RESERVES - Information about share options outstanding and exercisable (Details)	8 Months Ended	12 Months Ended
	Dec. 31, 2020 CAD ($) Option	Dec. 31, 2022 USD ($) Option $ / shares	Dec. 31, 2021 USD ($) Option
Information about share options outstanding and exercisable
Share options outstanding, Number of share options outstanding | Option	716,663	1,093,333	716,663
Share options outstanding, Weighted average years to expiry		6 years 2 months 12 days
Share options exercisable, Number of share options exercisable | Option		748,324
Share options exercisable, Weighted average exercise price		$ 2.02
Total share-based compensation expense | $		$ 157,043	$ 0
Total share-based compensation expense, expensed in the statement of loss	$ 1,807,450	162,628
Total share-based compensation expense, capitalized to E&E assets | $		26,173
Share options
Information about share options outstanding and exercisable
Total share-based compensation expense, expensed in the statement of loss | $		$ 130,870
Exercise price range $0.50 - $1.00
Information about share options outstanding and exercisable
Share options outstanding, Number of share options outstanding | Option		460,003
Share options outstanding, Weighted average years to expiry		4 years 9 months 25 days
Share options exercisable, Number of share options exercisable | Option		114,994
Share options exercisable, Weighted average exercise price		$ 0.92
Exercise price range $0.50 - $1.00 | Minimum
Information about share options outstanding and exercisable
Share options outstanding, Exercise price		0.50
Exercise price range $0.50 - $1.00 | Maximum
Information about share options outstanding and exercisable
Share options outstanding, Exercise price		$ 1.00
Exercise price range $0.50 - $1.00
Information about share options outstanding and exercisable
Share options outstanding, Number of share options outstanding | Option		633,330
Share options outstanding, Weighted average years to expiry		7 years 2 months 12 days
Share options exercisable, Number of share options exercisable | Option		633,330
Share options exercisable, Weighted average exercise price		$ 2.22
Exercise price range $0.50 - $1.00 | Minimum
Information about share options outstanding and exercisable
Share options outstanding, Exercise price		2.01
Exercise price range $0.50 - $1.00 | Maximum
Information about share options outstanding and exercisable
Share options outstanding, Exercise price		$ 2.50